Other net income/(loss) (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Other net income/(loss)
Net foreign exchange loss	¥ (2,946)	¥ (18,745)	¥ (14,435)	¥ (104,111)
Losses on disposal of property, plants and equipment and intangible assets	(662)	(654)	(2,560)	(1,449)
Investment income from other investments	13,748	24,354	54,194	39,319
Scrap income	2,693	3,158	9,080	8,420
Net change in fair value of other investments	(1,763)	639	3,558	1,076
Losses on surrender of leases	(7,956)		(7,956)
Others	(2,615)	(326)		(5,584)
Others			4,582
Total	¥ 499	¥ 8,426	¥ 46,463	¥ (62,329)